OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:               0002094721

NEW RESIDENTIAL MORTGAGE LOAN TRUST 2025-NQM6

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Philip Sivin, 212-798-6100

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

The AMC Executive Summary attached as Exhibit 99.1 to this Form ABS-15G includes 96 mortgage loans, with an aggregate unpaid principal balance of $41,290,341.19, that have been removed from the transaction for reasons unrelated to diligence. Although such mortgage loans are included in the Executed Summary, they have been removed from the Rating Agency Grades report, the Exception Grades report, the Valuation Summary report, the Business Purpose report and the Data Compare report prepared by AMC and attached to this Form ABS-15G.

The Inglet Blair Executive Summary attached as Exhibit 99.9 to this Form ABS-15G includes 1 mortgage loan, with an unpaid principal balance of $273,731.02, that has been removed from the transaction for reasons unrelated to diligence. Although such mortgage loan is included in the Executed Summary, it has been removed from the Valuation report, the Loan Summary, the Exception report, the QM Summary, the Data Comparison and the Final Grading Summary prepared by Inglet Blair and attached to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW RESIDENTIAL FUNDING 2025-NQM6 LLC

Date: November 13, 2025	By:	/s/ Nicola Santoro, Jr.
		Name:	Nicola Santoro, Jr.
		Title:	Chief Financial Officer

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - AMC Executive Summary

Schedule 1 – Rating Agency Grades

Schedule 2 – Exception Grades

Schedule 3 – Valuation Summary

Schedule 4 – Business Purpose Report

Schedule 5 – Data Compare

99.2 - Third Party Due Diligence Report - Infinity Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Grades Report

Schedule 3 – Data Compare

Schedule 4 – Loan Level Exception Report

Schedule 5 – Individual Exception Report

99.3 - Third Party Due Diligence Report - Evolve Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Grades

Schedule 3 – Business Purpose Report

Schedule 4 – Data Compare

Schedule 5 – Exception Detail

Schedule 6 – QM ATR Report

99.4 - Third Party Due Diligence Report - Clarifii Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Grades Summary

Schedule 3 – Data Compare

Schedule 4 – ATR QM Report

Schedule 5 – Rating Agency Grades Detail Report

Schedule 6 – Business Purpose Supplement

99.5 - Third Party Due Diligence Report – Consolidated Analytics Executive Summary

Schedule 1 – Rating Agency Grades Summary

Schedule 2 – Due Diligence Standard Report

Schedule 3 – Valuations Report

Schedule 4 – Data Compare

99.6 - Third Party Due Diligence Report - Opus Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Grades Summary

Schedule 3 – Business Purpose Supplemental Extract

Schedule 4 – Standard Findings Report

Schedule 5 – Data Compare

99.7 - Third Party Due Diligence Report - Selene Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Grades Summary

Schedule 3 – Business Purpose Supplemental Extract

Schedule 4 – Standard Findings

Schedule 5 – Data Compare

99.8 - Third Party Due Diligence Report - Canopy Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Grades Detail Report

Schedule 3 – Business Purpose Supplement

Schedule 4 – ATR QM Report

Schedule 5 – Data Compare

Schedule 6 – Rating Agency Grades Summary Report

99.9 - Third Party Due Diligence Report – Inglet Blair Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Loan Summary

Schedule 3 – Exception Report

Schedule 4 – QM Summary

Schedule 5 – Data Comparison

Schedule 6 – Final Grading Summary

99.10 - Third Party Due Diligence Report – Covius Executive Summary

Schedule 1 – Valuation Report

Schedule 2 – Rating Agency Exceptions Matrix

Schedule 3 – Tape Compare

Schedule 4 – Rating Agency Grades

Schedule 5 – ATR QM Report

Schedule 6 – Business Purpose Supplement

99.11 - Third Party Due Diligence Report – Clayton Executive Summary

Schedule 1 – Valuations Summary

Schedule 2 – Non ATR QM Report

Schedule 3 – Conditions Detail

Schedule 4 – Rating Agency ATR QM Report

Schedule 5 – Loan Level Tape Compare

Schedule 6 – Loan Grades